Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2026	Feb. 02, 2025	Feb. 04, 2024	Feb. 05, 2023	Feb. 06, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO NEOs (d)($)(3)	Average Compensation Actually Paid to Non-PEO NEOs (e)($)(2)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table for PEO (b)($)(1)	Compensation Actually Paid to PEO (c)($)(2)			Total Shareholder Return (f)($)	Peer Group Total Shareholder Return (g)($)(4)	Net Income (Loss) (in thousands) (h)($)	Revenue (in thousands) (i)($)
2026	18,434,966	39,963,871	14,543,176	19,453,204	304	191	188,181	3,662,843
2025	14,054,606	45,732,638	5,491,828	14,660,598	293	158	106,739	3,168,164
2024	36,650,048	40,458,685	13,349,070	15,151,161	183	133	61,311	2,830,621
2023	11,284,123	15,303,936	4,407,257	6,151,443	129	106	73,071	2,753,434
2022	9,794,382	14,575,257	3,961,982	8,732,531	114	112	(143,259)	2,180,848

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Total Compensation as set forth in the Summary Compensation Table in this proxy statement. Mr. Giancarlo served as our Principal Executive Officer (PEO) in each of fiscal 2026, 2025, 2024, 2023 and 2022. Compensation in fiscal 2024 includes the incremental fair value of the PSU award earned by our PEO due to the modification of such award.Average of the Total Compensation as set forth in the Summary Compensation Table in the proxy statement for the applicable year for the named executive officers, other than our PEO, which are comprised of the following individuals: for 2026, Messrs. Robbiati, Colgrove, Singh, Finn and Krysler; for 2023, 2024 and 2025, Messrs. Krysler, Colgrove, Singh and FitzSimons; and for 2022, Messrs. Krysler, Colgrove and Singh. Compensation in fiscal 2024 includes the incremental fair value of the PSU awards earned by our NEOs due to the modification of such awards.
Peer Group Issuers, Footnote	Based on the NYSE Arca Tech 100 Index.
PEO Total Compensation Amount	$ 18,434,966	$ 14,054,606	$ 36,650,048	$ 11,284,123	$ 9,794,382
PEO Actually Paid Compensation Amount	$ 39,963,871	45,732,638	40,458,685	15,303,936	14,575,257
Adjustment To PEO Compensation, Footnote

PEO	2026($)	2025($)	2024($)	2023($)	2022($)
Summary Compensation Table (SCT) Total for PEO (column b)	18,434,966	14,054,606	36,650,048	11,284,123	9,794,382
- Amounts reported in the SCT for equity awards (stock awards or options granted in the Covered Year)	16,011,708	12,143,667	35,023,555	9,469,212	7,735,478
+ Year-end fair value of unvested equity awards granted in the Covered Year	37,584,075	16,644,140	35,540,126	9,089,350	10,600,618
+ Fair value as of the vesting date for equity awards granted in the Covered Year that vested during the Covered Year	—	—	—	—	—
+/- Change in fair value as of the end of the Covered Year (compared to the end of the prior fiscal year) for equity awards granted in prior fiscal years which are outstanding and unvested as of the end of the Covered Year	6,352,630	25,197,687	2,963,661	2,086,128	1,973,507
+/- Change in fair value as of the vesting dates (compared to the end of the prior fiscal year) for equity awards granted in prior years that vested in the Covered Year	(1,902,157)	5,404,235	328,405	2,313,548	(57,773)
- Fair value at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the Covered Year.	4,493,935	3,424,363	—	—	—
CAP TO PEO (column c)	39,963,871	45,732,638	40,458,685	15,303,936	14,575,257

Non-PEO NEO Average Total Compensation Amount	$ 14,543,176	5,491,828	13,349,070	4,407,257	3,961,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,453,204	14,660,598	15,151,161	6,151,443	8,732,531
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2026($)	2025($)	2024($)	2023($)	2022($)
Summary Compensation Table (SCT) Total for PEO (column b)	14,543,176	5,491,828	13,349,070	4,407,257	3,961,982
- Amounts reported in the SCT for equity awards (stock awards or options granted in the Covered Year)	13,260,303	4,320,343	12,258,207	3,195,871	2,642,954
+ Year-end fair value of unvested equity awards granted in the Covered Year	18,031,938	5,801,468	12,439,033	3,067,667	6,095,363
+ Fair value as of the vesting date for equity awards granted in the Covered Year that vested during the Covered Year	111,632	106,853	—	—	—
+/- Change in fair value as of the end of the Covered Year (compared to the end of the prior fiscal year) for equity awards granted in prior fiscal years which are outstanding and unvested as of the end of the Covered Year	1,339,176	6,589,588	1,324,680	960,605	1,177,864
+/- Change in fair value as of the vesting dates (compared to the end of the prior fiscal year) for equity awards granted in prior years that vested in the Covered Year	(448,215)	2,189,752	296,584	911,786	140,277
- Fair value at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the Covered Year.	864,200	1,198,548	—	—	—
AVERAGE CAP TO NON-PEO NEOs (column e)	19,453,204	14,660,598	15,151,161	6,151,443	8,732,531

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Company TSR & Peer Group TSR

PEO CAP	Avg Non-PEO CAP	Everpure TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

PEO CAP	Avg Non-PEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue

PEO CAP	Avg Non-PEO CAP	Revenue

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Company TSR & Peer Group TSR

PEO CAP	Avg Non-PEO CAP	Everpure TSR	Peer Group TSR

Tabular List, Table

Revenue Non-GAAP Operating Profit TCV Subscription Sales NPS

Total Shareholder Return Amount	$ 304	293	183	129	114
Peer Group Total Shareholder Return Amount	191	158	133	106	112
Net Income (Loss)	$ 188,181,000	$ 106,739,000	$ 61,311,000	$ 73,071,000	$ (143,259,000)
Company Selected Measure Amount	3,662,843,000	3,168,164,000	2,830,621,000	2,753,434,000	2,180,848,000
PEO Name	Mr. Giancarlo	Mr. Giancarlo	Mr. Giancarlo	Mr. Giancarlo	Mr. Giancarlo
Additional 402(v) Disclosure
We are providing the following information about the relationship between executive compensation actually paid (CAP), as defined under Item 402(v) of Regulation S-K, and certain financial performance measures of Everpure. For further information concerning Everpure’s variable pay-for-performance philosophy and how Everpure aligns executive compensation with Everpure’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
	The Compensation Actually Paid is determined in accordance with Item 402(v) of Regulation S-K. The fair value of stock options was determined using a Black-Scholes model, the fair value of PSUs reflects the probable outcome of the performance vesting conditions as of each measurement date, the fair value of RSUs was based on the stock price on the vesting date, and the fair value of the 5-Year PSU Awards was determined using a Monte Carlo simulation model. For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO named executive officers reflect the adjustments set forth below. Compensation in fiscal 2024 includes the incremental fair value of the PSU award earned by our NEOs due to the modification of such award. Everpure does not maintain a pension plan and does not pay dividends on its common stock so no adjustments for these factors were necessary.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	TCV Subscription Sales
Measure:: 4
Pay vs Performance Disclosure
Name	NPS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,011,708)	$ (12,143,667)	$ (35,023,555)	$ (9,469,212)	$ (7,735,478)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,584,075	16,644,140	35,540,126	9,089,350	10,600,618
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,352,630	25,197,687	2,963,661	2,086,128	1,973,507
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,902,157)	5,404,235	328,405	2,313,548	(57,773)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,493,935)	(3,424,363)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,260,303)	(4,320,343)	(12,258,207)	(3,195,871)	(2,642,954)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,031,938	5,801,468	12,439,033	3,067,667	6,095,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,339,176	6,589,588	1,324,680	960,605	1,177,864
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,632	106,853	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(448,215)	2,189,752	296,584	911,786	140,277
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (864,200)	$ (1,198,548)	$ 0	$ 0	$ 0